Puttable Preferred Shares and Share Capital	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Puttable Preferred Shares and Share Capital

12.      Puttable preferred shares and share capital:

(a)	Common shares:

At the April 2018 annual general meeting, the Company amended the number of authorized Class A common shares from 200,000,000 to 400,000,000. In addition to Class A common shares, the Company has 25,000,000 Class B common shares and 100 Class C common shares authorized. As at December 31, 2018, there are no Class B or Class C common shares outstanding (2017 – nil and nil).

The Company has a dividend reinvestment program (“DRIP”) that allows interested shareholders to reinvest all or a portion of cash dividends received in the Company’s common shares.  If new common shares are issued by the Company, the reinvestment price is equal to the average price of the Company’s common shares for the five days immediately prior to the reinvestment, less a discount. The discount rate is set by the Board of Directors and is currently 3%.  If common shares are purchased in the open market, the reinvestment price is equal to the average price per share paid.

In March 2017, the Company entered into an equity distribution agreement with sales agents under which the Company may, from time to time, issue Class A common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $75,000,000 in gross sales proceeds. In 2017, the Company issued 11,800,000 Class A common shares under the ATM offerings for gross proceeds of $74,953,000. The ATM offering completed the authorized issuances under the equity distribution agreement.

In November 2017, the Company entered into a second equity distribution agreement under which the Company may, from time to time, issue Class A common shares in ATM offerings for up to an aggregate of $100,000,000. In 2017 the Company issued 6,750,000 Class A common shares under the ATM offerings for gross proceeds of $40,395,000. During the year ended December 31, 2018, the Company did not issue any common shares under an ATM offering.

In March 2018, the Company issued 2,514,996 Class A common shares for $13,908,000 as part of the consideration paid for the acquisition of GCI (note 3).

(b)	Preferred shares:

At December 31, 2018, the Company had the following preferred shares outstanding:

					Liquidation preference
	Shares		Dividend rate	Redemption by Company	December 31,	December 31,
Series	Authorized	Issued	per annum	permitted on or after	2018	2017
A	315,000	—	―	―	$ ―	$ ―
B	260,000	—	―	―	―	―
C	40,000,000	—	―	―	―	―
D	20,000,000	7,017,313(2)	7.95%	January 30, 2018(2)	175,433(1)	125,772
E	15,000,000	5,415,937	8.25%	February 13, 2019(2)	135,398	135,398
F	20,000,000	― (3)	―	―	― (3)	140,000
G	15,000,000	7,800,800	8.20%	June 16, 2021(2)	195,020	195,020
H	15,000,000	9,025,105	7.875%	August 11, 2021(2)	225,628	225,628
I	6,000,000	6,000,000	8.00%	October 30, 2023(2)	150,000	―
R	1,000,000	―	―	―	―	―

      __________

(1)	Includes 1,986,449 puttable preferred shares, with aggregate liquidation preference of $49,661,000.
(2)

Redeemable by the Company, in whole or in part, at a redemption price equal to its liquidation preference of $25.00 per share plus unpaid dividends. The preferred shares are not convertible into common shares and are not redeemable by the holder.

(3)	In July 2018, the Company redeemed all Series F preferred shares for $140,000,000 plus accrued dividends of $3,430,000.

In September 2018, the Company issued an aggregate of 6,000,000 Series I preferred share for gross proceeds of $150,000,000. Dividends are cumulative at a fixed rate of 8.00% until, but excluding October 30, 2023. From and including October 30, 2023, dividends are based on three-month LIBOR plus a margin of 5.008%.

Preferred share repurchase plans

In June 2017, the Company entered into a preferred share repurchase plan for up to $10,000,000 of its Series D, E, G and H preferred shares, which expired in December 2017. The Company did not make any repurchases under the plan during the years ended December 31, 2017 and 2018.

At-the-market offering of preferred shares

In November 2016, the Company entered into an equity distribution agreement with a sales agent under which the Company may, from time to time, issue Series D, Series E, Series G and Series H preferred shares in one or more ATM offerings up to an aggregate of $150,000,000 in gross sales proceeds.

During the year ended December 31, 2017, the Company issued an aggregate of 121,077 of its Series D, E, G, and H preferred shares in a follow-on public offering for gross proceeds of $2,957,000.

During the year ended December 31, 2018, the Company did not issue any preferred shares under an ATM offering.

The preferred shares are subject to certain financial covenants and the Company is in compliance with these covenants at December 31, 2018.

Puttable preferred shares

The Company issued 1,986,449 Series D preferred shares as consideration for the acquisition of GCI on March 13, 2018, which are redeemable at the option of the holder for a period, beginning 18 months and ending 19 months after issuance. Upon issuance, these preferred shares were recorded outside of permanent equity at a fair value of $23.74 per share, accreted up to the holder’s redemption value of $24.84 per share until the earliest redemption date. As at December 31, 2018, the accreted value of the puttable Series D preferred shares was $48,139,000 (2017 – nil).

(c)	Warrants:

The 2018 Warrants entitle the holder to purchase one share of the Company’s Class A common shares at an exercise price of $6.50 per share, subject to customary anti-dilution adjustments.  Each warrant is exercisable within seven years. The holder may pay the aggregate exercise price in cash, by redemption of a fixed amount of 2025 Notes or by any combination of the foregoing. The Company can elect to require early exercise of the 2018 Warrants, at any time after February 14, 2022, if the volume weighted average price of the Company’s Class A common shares, averaged over a 20-day period, equals or exceeds twice the exercise price of the 2018 Warrants at that time.

On July 16, 2018, the Company closed an agreement such that Fairfax agreed to exercise the 2018 Warrants immediately to purchase 38,461,539 Class A common shares and to exercise the 2019 Warrants upon issuance in January 2019, both in cash.

In consideration for Fairfax early exercising the 2018 Warrants and the 2019 Warrants, the Company issued New Warrants to purchase 25,000,000 Class A common shares at an exercise price of $8.05 per share, subject to customary anti-dilution adjustments. Each warrant is exercisable within seven years. The holder may pay the aggregate exercise price by cash, by cashless exercise or by any combination of the foregoing. The Company can elect to require early exercise of the New Warrants, at any time after July 16, 2022, if the volume weighted average price of the Company’s Class A common shares, averaged over a 20-day period, equals or exceeds twice the exercise price of the New Warrants three days prior to the exercise notice. If the 2019 Warrants were not exercised in January 2019, 12,500,000 of the New Warrants or the Class A common shares, if exercised, would be cancelled. The 2019 Warrants were issued on January 15, 2019 and immediately exercised for cash.